Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of balance due to related parties
	June 30,	December 31,
	2021	2020	Relationship
Ms. Xueying Sheng	104,091	97,587	Controller/Accounting Manager of the Company
Mr. Guohua Lin	58,403	55,783	Senior management / One of the Company’s shareholders
Total	162,494	153,370

	December 31,	December 31,
	2020	2019	Relationship
Mr. Lirong Wang	-	861,702	The CEO and Chairman / Actual controlling person
Ms. Xueying Sheng	97,587	73,474	Controller/Accounting Manager of the Company
Mr. Guohua Lin	55,783	74,149	Senior management / One of the Company’s shareholders
Total	153,370	1,009,325